December 19, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C.
Attention: Mr. Asen Parachkevov, Division of Investment Management

Re:	NorthStar Real Estate Capital Income Fund-T (the "Trust") (File Nos. 333-209380; 811-23133)

Dear Mr. Parachkevov,

On behalf of the Trust, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, post-effective amendment No. 2 to the Trust's Registration Statement on Form N-2 (the "Registration Statement").

The Registration Statement is being filed in accordance with the response letter we filed on December 6, 2016 to address your verbal comments received on December 1, 2016 in connection with the Trust's post-effective amendment No. 1 to the Registration Statement on Form N-2. In addition, the Registration Statement has been amended to update other disclosures.

The Trust intends to request acceleration of the effectiveness of the Registration Statement on or about December 29, 2016.

Any questions or communications concerning the enclosed materials should be directed to Clifford R. Cone at (212) 878-3180 or Jefferey D. LeMaster at (212) 878-3206.

Very truly yours,

/s/ Clifford Chance US LLP

CLIFFORD CHANCE US LLP